Employee Benefit Expenses - Schedule of The Plans With Projected Benefit Obligations and Accumulated Benefit (Details) - HMH Holding BV And Subsidiaries [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Projected benefit obligation	$ 18,436	$ 18,458
Accumulated benefit obligation	$ 18,436	$ 18,458